                              LIBERTY ACORN FUND
                          LIBERTY ACORN INTERNATIONAL
                               LIBERTY ACORN USA
                             LIBERTY ACORN TWENTY
                          LIBERTY ACORN FOREIGN FORTY

                      Supplement dated November 17, 2000
         to Prospectus dated September 29, 2000 of Liberty Acorn Trust


     LIBERTY ACORN FUND. The second sentence under the heading "Principal Investment Strategies" on page 2 is deleted and replaced by the following sentences: "The Fund generally invests in stocks of companies with market capitalizations of less than $2 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit."

     LIBERTY ACORN INTERNATIONAL. The second sentence under the heading "Principal Investment Strategies" on page 7 is deleted and replaced by the following sentences: "The Fund generally invests in stocks of companies based outside the U.S. with market capitalizations of less than $5 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit."

     LIBERTY ACORN USA. The second sentence under the heading "Principal Investment Strategies" on page 12 is deleted and replaced by the following sentences: "The Fund generally invests in the stocks of U.S. companies with market capitalizations of less than $2 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit."

     LIBERTY ACORN FOREIGN FORTY. The third sentence under the heading "Principal Investment Strategies" on page 20 is deleted and replaced by the following sentences: "The Fund is a non-diversified Fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of foreign companies (between 40-60), offering the potential to provide above-average growth over time. The Fund invests primarily in companies with market capitalizations of $5 to $15 billion at the time of purchase."

                              LIBERTY ACORN FUND

                      Supplement dated November 17, 2000
         to Prospectus dated September 29, 2000 of Liberty Acorn Fund
                                Class Z Shares


     The second sentence under the heading "Principal Investment Strategies" on page 2 is deleted and replaced by the following sentences: "The Fund generally invests in stocks of companies with market capitalizations of less than $2 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit."

                          LIBERTY ACORN INTERNATIONAL

                      Supplement dated November 17, 2000
     to Prospectus dated September 29, 2000 of Liberty Acorn International
                                Class Z Shares

     The second sentence under the heading "Principal Investment Strategies" on page 2 is deleted and replaced by the following sentences: "The Fund generally invests in stocks of companies based outside the U.S. with market capitalizations of less than $5 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit."

                               LIBERTY ACORN USA

                      Supplement dated November 17, 2000
          to Prospectus dated September 29, 2000 of Liberty Acorn USA
                                Class Z Shares


     The second sentence under the heading "Principal Investment Strategies" on page 2 is deleted and replaced by the following sentences: "The Fund generally invests in the stocks of U.S. companies with market capitalizations of less than $2 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit."

                          LIBERTY ACORN FOREIGN FORTY

                      Supplement dated November 17, 2000
     to Prospectus dated September 29, 2000 of Liberty Acorn Foreign Forty
                                Class Z Shares


     The third sentence under the heading "Principal Investment Strategies" on page 2 is deleted and replaced by the following sentences: "The Fund is a non-diversified Fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of foreign companies (between 40-60), offering the potential to provide above-average growth over time. The Fund invests primarily in companies with market capitalizations of $5 to $15 billion at the time of purchase."

                             LIBERTY ACORN TWENTY

                      Supplement dated November 17, 2000
        to Prospectus dated September 29, 2000 of Liberty Acorn Twenty
                           Class A, B, and C Shares


     The first sentence of note (7) under the heading "Annual Fund Operating Expenses (deducted directly from fund assets)" on page 5 is deleted and replaced by the following sentence: "The Fund's Advisor has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.35% of the average annual net assets for Class A, Class B, and Class C shares."

                          LIBERTY ACORN FOREIGN FORTY

                      Supplement dated November 17, 2000
     to Prospectus dated September 29, 2000 of Liberty Acorn Foreign Forty
                           Class A, B, and C Shares


     The third sentence under the heading "Principal Investment Strategies" on page 2 is deleted and replaced by the following sentences: "The Fund is a non-diversified Fund that takes advantage of its advisor's research and stock-picking capabilities to invest in a limited number of foreign companies (between 40-60), offering the potential to provide above-average growth over time. The Fund invests primarily in companies with market capitalizations of $5 to $15 billion at the time of purchase."

     The first sentence of note (8) under the heading "Annual Fund Operating Expenses (deducted directly from fund assets)" on page 7 is deleted and replaced by the following sentence: "The Fund's Advisor has voluntarily agreed to reimburse the Fund for any ordinary operating expenses (exclusive of distribution and service fees, interest, taxes and extraordinary expenses, if any) exceeding 1.45% of the average annual net assets for Class A, Class B, and Class C shares."

                              LIBERTY ACORN FUND

                      Supplement dated November 17, 2000
         to Prospectus dated September 29, 2000 of Liberty Acorn Fund
                           Class A, B, and C Shares


     The second sentence under the heading "Principal Investment Strategies" on page 2 is deleted and replaced by the following sentences: "The Fund generally invests in stocks of companies with market capitalizations of less than $2 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit."

                          LIBERTY ACORN INTERNATIONAL

                      Supplement dated November 17, 2000
     to Prospectus dated September 29, 2000 of Liberty Acorn International
                           Class A, B, and C Shares

     The second sentence under the heading "Principal Investment Strategies" on page 2 is deleted and replaced by the following sentences: "The Fund generally invests in stocks of companies based outside the U.S. with market capitalizations of less than $5 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit."

                               LIBERTY ACORN USA

                      Supplement dated November 17, 2000
          to Prospectus dated September 29, 2000 of Liberty Acorn USA
                            Class A, B and C Shares


     The second sentence under the heading "Principal Investment Strategies" on page 2 is deleted and replaced by the following sentences: "The Fund generally invests in the stocks of U.S. companies with market capitalizations of less than $2 billion at the time of purchase. As long as a stock continues to meet the Fund's other investment criteria, the Fund may choose to hold the stock even if it grows beyond an arbitrary capitalization limit."